Income Taxes (Details) - Schedule of Total Income Tax Expense - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Total Income Tax Expense [Abstract]
Income before income tax provision		$ 15,048,773	$ 18,129,648	$ 26,228,041
Tax at the PRC EIT tax rates		3,678,233	3,758,113	5,605,035
Other		16,675	37,169	(13,086)
Tax effect of non-deductible expenses		451,154	1,660,869	226,222
Tax effect of R&D expenses additional deduction*	[1]	(688,329)	(742,608)	(539,709)
Income tax expense		$ 3,457,733	$ 4,713,543	$ 5,278,462

[1]	According to PRC tax regulations, an additional of 100% of current year R&D expenses may be deducted from tax income.